PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deposits to Institutional Funding Partners(i)		¥ 495,488	¥ 207,429
Receivables from third-party payment service providers(ii)		355,159	225,449
Guarantee derivative assets at fair value (Note 8)		280,998
Prepayment to inventory suppliers		54,486	61,064
Prepaid input value-added tax		54,436	19,750
Staff advances		21,219	19,731
Receivables from Pre-IPO Series C-1 preferred shareholders (Note 14)			347,238
Rental deposits and other current assets		63,138	43,166
Total prepaid expenses and other current assets	$ 190,314	¥ 1,324,924	¥ 923,827